Regulatory Capital and Restrictions	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory Capital And Restrictions

Note 12 – Regulatory Capital and Restrictions

Regulatory Capital. FHN and FTBNA are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on FHN's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of assets, liabilities, and certain derivatives as calculated under regulatory accounting practices must be met. Capital amounts and classification are also subject to qualitative judgment by the regulators such as capital components, asset risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require FHN and FTBNA to maintain minimum amounts and ratios of Total, Tier 1, and Common Equity Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets (“Leverage”). Management believes that, as of December 31, 2016, FHN and FTBNA met all capital adequacy requirements to which they were subject.

The actual capital amounts and ratios of FHN and FTBNA are presented in the table below.

	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2016
Actual:
Total Capital	$2,926,010	12.24%	$2,762,271	11.78%
Tier 1 Capital	2,671,871	11.17	2,538,382	10.83
Common Equity Tier 1	2,377,987	9.94	2,298,080	9.80
Leverage	2,671,871	9.35	2,538,382	9.16
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,913,133	8.00	1,875,780	8.00
Tier 1 Capital	1,434,849	6.00	1,406,835	6.00
Common Equity Tier 1	1,076,137	4.50	1,055,126	4.50
Leverage	1,143,250	4.00	1,108,406	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,344,725	10.00
Tier 1 Capital			1,875,780	8.00
Common Equity Tier 1			1,524,071	6.50
Leverage			1,385,508	5.00
On December 31, 2015
Actual:
Total Capital	$2,836,715	13.01%	$2,768,625	13.09%
Tier 1 Capital	2,572,141	11.79	2,525,912	11.95
Common Equity Tier 1	2,278,580	10.45	2,284,646	10.81
Leverage	2,572,141	9.85	2,525,912	10.06
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,744,961	8.00	1,691,477	8.00
Tier 1 Capital	1,308,721	6.00	1,268,608	6.00
Common Equity Tier 1	981,541	4.50	951,456	4.50
Leverage	1,044,378	4.00	1,004,207	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,114,346	10.00
Tier 1 Capital			1,691,477	8.00
Common Equity Tier 1			1,374,325	6.50
Leverage			1,255,258	5.00

Restrictions on cash and due from banks. Under the Federal Reserve Act and Regulation D, FTBNA is required to maintain a certain amount of cash reserves. On December 31, 2016 and 2015, FTBNA’s net required reserves were $259.2 million and $188.3 million, respectively, after the consideration of $158.9 million and $146.6 million in average vault cash. The remaining net reserve requirement for each year was met with Federal Reserve Bank deposits. Vault cash is reflected in Cash and due from banks on the Consolidated Statements of Condition and Federal Reserve Bank deposits are reflected as Interest-bearing cash.

Restrictions on dividends. Cash dividends are paid by FHN from its assets, which are mainly provided by dividends from its subsidiaries. Certain regulatory restrictions exist regarding the ability of FTBNA to transfer funds to FHN in the form of cash, dividends, loans, or advances. As of December 31, 2016, FTBNA had undivided profits of $838.7 million, of which none was available for distribution to FHN as dividends without prior regulatory approval. At any given time, the pertinent portions of those regulatory restrictions allow FTBNA to declare preferred or common dividends without prior regulatory approval in an amount equal to FTBNA’s retained net income for the two most recent completed years plus the current year to date. For any period, FTBNA’s ‘retained net income’ generally is equal to FTBNA’s regulatory net income reduced by the preferred and common dividends declared by FTBNA. Excess dividends in either of the two most recent completed years may be offset with available retained net income in the two years immediately preceding it. Applying the applicable rules, FTBNA’s total amount available for dividends was negative $132.5 million at December 31, 2016 and at January 1, 2017. FTBNA applied for and received approval from the OCC to declare and pay common dividends to the parent company in the amount of $40.0 million in first quarter 2017, $250.0 million in 2016, and $325.0 million in 2015. During 2016 and 2015, FTBNA declared and paid dividends on its preferred stock quarterly, with OCC approval as necessary. Additionally, FTBNA’s Board has received approval from the OCC to declare and pay and has declared dividends on its preferred stock outstanding payable in April 2017.

The payment of cash dividends by FHN and FTBNA may also be affected or limited by other factors, such as the requirement to maintain adequate capital above regulatory guidelines. For example, beginning in 2016, the ability to pay dividends is restricted if capital ratios fall below regulatory minimums plus a prescribed capital conservation buffer. Furthermore, the Federal Reserve and the OCC require insured banks and bank holding companies only to pay dividends out of current operating earnings. Consequently, the decision of whether FHN will pay future dividends and the amount of dividends will be affected by current operating results.

Restrictions on intercompany transactions. Under current Federal banking law, FTBNA may not enter into covered transactions with any affiliate including the parent company and certain financial subsidiaries in excess of 10 percent of the bank’s capital stock and surplus, as defined, or $312.4 million, on December 31, 2016. Covered transactions include a loan or extension of credit to an affiliate, a purchase of or an investment in securities issued by an affiliate and the acceptance of securities issued by the affiliate as collateral for any loan or extension of credit. The equity investment, including retained earnings, in certain of a bank's financial subsidiaries is also treated as a covered transaction. The parent company had covered transactions of $.4 million from FTBNA and the bank's financial subsidiary, FTN Financial Securities Corp., had a total equity investment from FTBNA of $361.9 million on December 31, 2016. Since the equity investment FTBNA has in FTN Financial Securities Corp. exceeds the 10 percent per affiliate limit, FTBNA cannot engage in any additional covered transactions with this affiliate and the banking regulators could require FTBNA to reduce its equity investment so that it is within the limit. In addition, the aggregate amount of covered transactions with all affiliates, as defined, is limited to 20 percent of the bank’s capital stock and surplus, as defined, or $624.8 million, on December 31, 2016. FTBNA’s total covered transactions with all affiliates including the parent company on December 31, 2016 were $362.2 million.